Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Significant Account Policies
Significant Accounting Policies

a)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand less outstanding cheques and deposits with an original maturity of less than three months at the time of purchase. When outstanding cheques are in excess of cash on hand and short-term deposits, and the Company has the ability to net settle, the excess is reported in bank operating loans.
Cash and cash equivalents held that are not available for use are classified as restricted cash. When restricted cash is not expected to be used within 12 months, it is classified as a non-current asset.
b)    Inventories
Crude oil, natural gas, refined petroleum products and sulphur inventories are valued at the lower of cost or net realizable value. Cost is determined using average cost or on a first-in, first-out basis, as appropriate. Materials, parts and supplies are valued at the lower of average cost or net realizable value. Cost consists of raw material, labour, direct overhead, operating costs, transportation and depreciation, depletion and amortization. Commodity inventories held for trading purposes are carried at fair value and measured at fair value less costs to sell based on Level 2 observable inputs, refer to policy Note 3 (m). Any changes in commodity trading inventory fair value are included as gains or losses in Marketing and Other in the consolidated statements of income (loss) during the period of change. Previous inventory impairment provisions are reversed when there is a change in the condition that caused the impairment and the inventory remains on hand. Unrealized intersegment net earnings on inventory sales are eliminated.
c)    Precious Metals
The Company uses precious metals in conjunction with a catalyst as part of the downstream upgrading and refining processes. These precious metals remain intact; however, there is a loss during the reclamation process. The estimated loss is amortized to production and operating expenses over the period that the precious metal is in use, which is approximately two to five years. After the reclamation process, the actual loss is compared to the estimated loss and any difference is recognized in net earnings (loss). Precious metals are included in other assets on the balance sheet.
d)    Exploration and Evaluation Assets and Property, Plant and Equipment
i)    Cost
Oil and gas properties and other property, plant and equipment are recorded at cost, including expenditures that are directly attributable to the purchase or development of an asset. Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are included in the asset cost. Capitalization ceases when substantially all activities necessary to prepare the qualifying asset for its intended use are complete.
ii)    Exploration and Evaluation Costs
The accounting treatment of costs incurred for oil and natural gas exploration, evaluation and development is determined by the classification of the underlying activities as either exploratory or developmental. The results from an exploration drilling program can take considerable time to analyze, and the determination that commercial reserves have been discovered requires determination of technical feasibility, commercial viability and industry experience. Exploration activities can fluctuate from year to year, due to such factors as the level of exploratory spending, the level of risk sharing with third parties participating in exploratory drilling and the degree of risk associated with drilling in particular areas. Properties that are assumed to be productive may, over a period of time, actually deliver oil and gas in quantities different than originally estimated because of changes in reservoir performance.
Costs incurred after the legal right to explore an area has been obtained and before technical feasibility and commercial viability of the area have been established are capitalized as exploration and evaluation assets. These costs include costs to acquire acreage and exploration rights, legal and other professional fees and land brokerage fees. Pre-license costs and geological and geophysical costs associated with exploration activities are expensed in the period incurred. Costs directly associated with an exploration well are initially capitalized as an exploration and evaluation asset until the drilling of the well is complete and the results have been evaluated. If extractable hydrocarbons are found and are likely to be developed commercially, but are subject to further appraisal activity, which may include the drilling of wells, the costs continue to be carried as an exploration and evaluation asset while sufficient and continued progress is made in assessing the commercial viability of the hydrocarbons. Capitalized exploration and evaluation costs or assets are not depreciated and are carried forward until technical feasibility and commercial viability of the area is determined or the assets are determined to be impaired. Management determines technical feasibility and commercial viability when exploration and evaluation assets are reclassified to property, plant and equipment. This decision considers several factors, including the existence of reserves, establishing commercial and technical feasibility and whether the asset can be developed using a proved development concept and has received internal approval. Upon the determination of technical feasibility and commercial viability, capitalized exploration and evaluation assets are then transferred to property, plant and equipment. All such carried costs are subject to technical, commercial and management review, as well as review for impairment indicators, at least every reporting period to confirm the continued intent to develop or otherwise extract value from the discovery. These costs are also tested for impairment when transferred to property, plant and equipment. Capitalized exploration and evaluation expenditures related to wells that do not find reserves, or where no future activity is planned, are expensed as exploration and evaluation expenses.
The application of the Company’s accounting policy for exploration and evaluation costs requires judgment in determining whether it is likely that future economic benefit exists when activities have not reached a stage where technical feasibility and commercial viability can be reasonably determined. Judgments may change as new information becomes available.
iii)    Development Costs
Expenditures, including borrowing costs, on the construction, installation and completion of infrastructure facilities, such as platforms, pipelines and the drilling of development wells, are capitalized as oil and gas properties. Costs incurred to operate and maintain wells and equipment to lift oil and gas to the surface are expensed as production and operating expenses.
iv)    Other Property, Plant and Equipment
Repair and maintenance costs, other than major turnaround costs, are expensed as incurred. Major turnaround costs are capitalized as part of property, plant and equipment when incurred and are amortized over the estimated period of time to the anticipated date of the next turnaround.
v)    Depletion, Depreciation and Amortization
Oil and gas properties are depleted on a unit-of-production basis over the proved developed reserves of the particular field, except in the case of assets whose useful life is shorter or longer than the lifetime of the proved developed reserves of that field, in which case the straight-line method or a unit-of-production method based on total proved plus probable reserves is applied. The unit-of-production rate for the depletion of oil and gas properties related to total proved plus probable reserves takes into account expenditures incurred to date together with sanctioned future development expenditures required to develop the field.
Oil and gas reserves are evaluated internally and audited by independent qualified reserve engineers. The estimation of reserves is an inherently complex process and involves the exercise of professional judgment. Estimates are based on projected future rates of production, estimated commodity prices, engineering data and the timing of future expenditures, all of which are subject to uncertainty. Changes in reserve estimates can have an impact on reported net earnings (loss) through revisions to depletion, depreciation and amortization expense, in addition to determining possible impairments and reversal of impairments of property, plant and equipment.
Net reserves represent the Company’s undivided gross working interest in total reserves after deducting crown, freehold and overriding royalty interests. Assumptions reflect market and regulatory conditions, as applicable, as at the balance sheet date and could differ significantly from other points in time throughout the year or future periods. Changes in market and regulatory conditions and assumptions can materially impact the estimation of net reserves.
Depreciation for substantially all other property, plant and equipment is provided using the straight-line method based on the estimated useful lives of assets, which range from five to forty-five years. The useful lives of assets are estimated based upon the period the asset is expected to be available for use by the Company.
Depletion, depreciation and amortization rates for all capitalized costs associated with the Company's activities are reviewed at least annually, or when events or conditions occur that impact capitalized costs, reserves and estimated service lives.
e)    Joint Arrangements
Joint arrangements represent activities where the Company has joint control established by a contractual agreement. Joint control requires unanimous consent for financial and operational decisions. A joint arrangement is either a joint operation, whereby the parties have rights to the assets and obligations for the liabilities, or a joint venture, whereby the parties have rights to the net assets.
For a joint operation, the consolidated financial statements include the Company’s proportionate share of the assets, liabilities, revenues, expenses and cash flows of the joint arrangement. The Company reports items of a similar nature to those on the financial statements of the joint arrangement, on a line-by-line basis, from the date that joint control commences until the date that joint control ceases.
Joint ventures are accounted for using the equity method of accounting and recognized at cost and adjusted thereafter for the post-acquisition change in the Company’s share of the joint venture’s net assets. The Company’s consolidated financial statements include its share of the joint venture’s profit or loss and other comprehensive income (“OCI”) included in investment in joint ventures, until the date that joint control ceases.
Classification of a joint arrangement as either joint operation or joint venture requires judgment. Management’s considerations include, but are not limited to, determining if the arrangement is structured through a separate vehicle and whether the legal form and contractual arrangements give the entity direct rights to the assets and obligations for the liabilities within the normal course of business. Other facts and circumstances are also assessed by management, including the entity’s rights to the economic benefits of assets and its involvement and responsibility for settling liabilities associated with the arrangement.
f)    Investments in Associates
An associate is an entity for which the Company has significant influence and thereby has the power to participate in the financial and operational decisions but does not control or jointly control the investee. Investments in associates are accounted for using the equity method of accounting and are recognized at cost and adjusted thereafter for the post-acquisition change in the Company’s share of the investee’s net assets. The Company’s consolidated financial statements include its share of the investee’s profit or loss and OCI until the date that significant influence ceases.
g)    Business Combinations
Business combinations are accounted for using the acquisition method. Determining whether an acquisition meets the definition of a business combination or represents an asset purchase requires judgment on a case-by-case basis. If the acquisition meets the definition of a business combination, the assets and liabilities are recognized based on the contractual terms, economic conditions, the Company’s operating and accounting policies and other factors that exist on the acquisition date, which is the date on which control is transferred to the Company. The identifiable assets and liabilities are measured at their fair values on the acquisition date with limited exceptions. Any additional consideration payable, contingent upon the occurrence of a future event, is recognized at fair value on the acquisition date; subsequent changes in the fair value of the liability are recognized in net earnings (loss). Acquisition costs incurred are expensed and included in selling, general and administrative expenses in the consolidated statements of income (loss).
h)    Goodwill
Goodwill is the excess of the purchase price paid over the recognized amount of net assets acquired through business combinations, which is inherently imprecise as judgment is required in the determination of the fair value of assets and liabilities. Goodwill, which is not amortized, is assigned to appropriate CGUs or groups of CGUs. Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment losses are recognized in net earnings (loss) and are not subject to reversal. On the disposal or termination of a previously acquired business, any remaining balance of associated goodwill is included in the determination of the gain or loss on disposal.
i)    Impairment and Reversals of Impairment on Non-Financial Assets
The carrying amounts of the Company’s non-financial assets, other than inventories and deferred tax assets but including right-of-use assets, are reviewed at the end of each reporting period to determine whether there is an indication of impairment or reversal of previously recorded impairment. If such indication exists, the recoverable amount is estimated.
Determining whether there are any indications of impairment or impairment reversals requires significant judgment of external factors, such as an extended change in prices or margins for oil and gas commodities or refined products, a significant change in an asset’s market value, a significant revision of estimated volumes, revision of future development costs, a change in the entity’s market capitalization or significant changes in the technological, market, economic or legal environment that would have an impact on the Company’s CGUs. If any indication of impairment or impairment reversals exist, an estimate of the asset’s recoverable amount is calculated as the higher of the fair value less costs to sell (“FVLCS”) and the asset’s value in use (“VIU”) for an individual asset or CGU. If the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, the asset is tested as part of a CGU, which is the smallest identifiable group of assets, liabilities and associated goodwill that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Determination of the Company’s CGUs is subject to management’s judgment.
FVLCS is the amount that would be obtained from the sale of a CGU in an arm’s length transaction between knowledgeable and willing parties. The FVLCS is generally determined as the net present value of the estimated future cash flows expected to arise from a CGU, including any expansion prospects, and its eventual disposal, using assumptions that an independent market participant may take into account. These cash flows are discounted using a rate that would be applied by a market participant to arrive at a net present value of the CGU, less cost to dispose.
VIU is the net present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and its eventual disposal. VIU is determined by applying assumptions specific to the Company’s continued use and can only take into account sanctioned future development costs. Estimates of future cash flows used in the evaluation of impairment of assets are made using management’s forecasts of commodity prices, royalty rates, operating costs and future capital expenditures, forecasted crack spreads, growth rate, discount rate and, in the case of oil and gas properties, expected production volumes. Expected production volumes take into account assessments of field reservoir performance and include expectations about proved and probable volumes and where applicable economically recoverable resources associated with interests in certain Husky properties which are risk-weighted utilizing geological, production, recovery, market price and economic projections. Either the cash flow estimates or the discount rate is risk-adjusted to reflect local conditions as appropriate.
Given that the calculations for recoverable amounts require the use of estimates and assumptions, including forecasts of commodity prices, marketing supply and demand, product margins and in the case of oil and gas properties, expected production volumes, it is possible that the assumptions may change, which may impact the estimated life of the CGU and may require a material adjustment to the carrying value of goodwill and non-financial assets.
An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses recognized with respect to CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the CGU or group of CGUs on a pro rata basis. Impairment losses are recognized in depletion, depreciation, amortization and impairment in the consolidated statements of income (loss).
Impairment losses recognized in prior years are assessed at the end of each reporting period for indications that the impairment has decreased or no longer exists. An impairment loss is reversed only to the extent that the carrying amount of the asset or CGU does not exceed the carrying amount that would have been determined, net of depletion, depreciation and amortization, if no impairment loss had been recognized.
j)    Asset Retirement Obligations (“ARO”)
A liability is recognized for future legal or constructive retirement obligations associated with the Company’s assets. The Company has significant obligations to remove tangible assets and restore land after operations cease and the Company retires or relinquishes the asset. The retirement of Upstream and Downstream assets consists primarily of plugging and abandoning wells, abandoning surface and subsea plant and equipment and facilities and restoring land to a state required by regulation or contract. The amount recognized is the net present value of the estimated future expenditures determined in accordance with local conditions, current technology and current regulatory requirements. The obligation is calculated using the current estimated costs to retire the asset inflated to the estimated retirement date and then discounted using a credit-adjusted risk-free discount rate. The liability is recorded in the period in which an obligation arises with a corresponding increase to the carrying value of the related asset. The liability is progressively accreted over time as the effect of discounting unwinds, creating an expense recognized in finance expenses. The costs capitalized to the related assets are amortized in a manner consistent with the depletion, depreciation and amortization of the underlying assets. Actual retirement expenditures are charged against the accumulated liability as incurred.
Liabilities for ARO are adjusted every reporting period for changes in estimates. These adjustments are accounted for as a change in the corresponding capitalized cost, except where a reduction in the provision is greater than the undepreciated capitalized cost of the related assets, in which case the capitalized cost is reduced to nil and the remaining adjustment is recognized in net earnings (loss). Changes to the amount of capitalized costs will result in an adjustment to future depletion, depreciation and amortization, and to finance expenses.
Estimating the ARO requires significant judgment as restoration technologies and costs are constantly changing, as are regulatory, political, environmental and safety considerations. Inherent in the calculation of the ARO are numerous assumptions including the ultimate settlement amounts, future third-party pricing, inflation factors, risk-free discount rates, credit risk, timing of settlement and changes in the legal, regulatory, environmental and political environments. Future revisions to these assumptions may result in material changes to the ARO liability. Adjustments to the estimated amounts and timing of future ARO cash flows are a regular occurrence in light of the significant judgments and estimates involved.
k)    Legal and Other Contingent Matters
Provisions and liabilities for legal and other contingent matters are recognized in the period when the circumstance becomes probable that a future cash outflow resulting from past operations or events will occur and the amount of the cash outflow can be reasonably estimated. The timing of recognition and measurement of the provision requires the application of judgment to existing facts and circumstances, which can be subject to change, and the carrying amounts of provisions and liabilities are reviewed regularly and adjusted accordingly. The Company is required to both determine whether a loss is probable based on judgment and interpretation of laws and regulations, and determine that the loss can be reasonably estimated. When a loss is recognized, it is charged to net earnings (loss). The Company continually monitors known and potential contingent matters and makes appropriate disclosure and provisions when warranted by the circumstances present.
l)    Share Capital
Preferred shares are classified as equity since they are cancellable and redeemable only at the Company’s option and dividends are discretionary and payable only if declared by the Board of Directors. Incremental costs directly attributable to the issuance of shares and stock options are recognized as a deduction from equity, net of tax. Common share dividends are paid out in common shares, or in cash, and preferred share dividends are paid in cash. Both common and preferred share dividends are recognized as distributions within equity.
m)    Financial Instruments
Financial instruments are any contracts that give rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial assets are classified in one of the following categories: subsequently measured at amortized cost, fair value through other comprehensive income (“FVTOCI”), or fair value through profit or loss (“FVTPL”). Financial liabilities are initially recognized at fair value, and subsequently measured based on classification in one of the following categories: subsequently measured at amortized cost and FVTPL. Financial assets and liabilities are not offset unless there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.
Financial assets and liabilities subsequently measured at amortized costs are measured using the effective interest method. The effective interest method is a method of calculating the amortized costs of a financial liability and of allocating interest expense over the relevant period. Transaction costs that are directly attributable to the acquisition or issue of a financial instrument are measured at amortized cost and added to the fair value initially recognized.
Financial instruments at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. Unrealized gains and losses on FVTPL financial instruments related to trading activities are recognized in marketing and other in the consolidated statements of income (loss), and unrealized gains and losses on all other FVTPL financial instruments are recognized in other – net. Transaction costs directly attributable to the acquisition of financial assets or liabilities at FVTPL are recognized immediately in profit or loss.
Financial instruments at FVTOCI are stated at fair value, with any gains or losses arising on remeasurement recognized in OCI except for impairment gains or losses and foreign exchange gains and losses.
Financial instruments subsequently revalued at fair value are further categorized using a three-level hierarchy that reflects the significance of the inputs used in determining fair value. Level 1 fair value is determined by reference to quoted prices in active markets for identical assets and liabilities. Level 2 fair value is based on inputs that are independently observable for similar assets or liabilities. Level 3 fair value is not based on independently observable market data. The disclosure of the fair value hierarchy excludes financial assets and liabilities where book value approximates fair value.
A financial asset is derecognized when the contractual rights to the cash flows from the financial asset have expired, or it transfers the contractual rights to receive the cash flows of the financial assets and the Company has transferred substantially all the risks and rewards of ownership of the financial asset. A financial liability is derecognized when the liability is extinguished, discharged, cancelled or expires.
n)    Derivative Instruments and Hedging Activities
Derivatives are financial instruments for which the fair value changes in response to market risks, require little or no initial investment and are settled at a future date. Derivative instruments are utilized by the Company to manage various market risks including volatility in commodity prices, foreign exchange rates and interest rate exposures. The Company’s policy is not to utilize derivative instruments for speculative purposes. The Company may enter into swap and other derivative transactions to hedge or mitigate the Company’s commercial risk, including derivatives that reduce risks that arise in the ordinary course of the Company’s business. The Company may choose to apply hedge accounting to derivative instruments.
The fair values of derivatives are determined using valuation models that require assumptions concerning the amount and timing of future cash flows and discount rates. These estimates are also subject to change with fluctuations in commodity prices, interest rates, foreign currency exchange rates and estimates of non-performance. When able, the Company will determine fair value by incorporating forward market prices and rates that are compared to quotes received from financial institutions to ensure reasonability. The actual settlement of a derivative instrument could differ materially from the fair value recorded and could impact future results.
i)    Derivative Instruments
All derivative instruments, other than those designated as effective hedging instruments or certain non-financial derivative contracts that meet the Company’s own use requirements, are classified as FVTPL and are recorded at fair value. Gains and losses on these instruments are recorded in the consolidated statements of income (loss) in the period they occur.
The Company may enter into commodity price contracts in order to offset fixed or floating prices with market rates to manage exposures to fluctuations in commodity prices. The estimation of the fair value of commodity derivatives incorporates forward prices and adjustments for quality or location. The related inventory is measured at fair value based on exit prices. Gains and losses from these derivative contracts, which are not designated as effective hedging instruments, are recognized in revenues or purchases of crude oil and products and are initially recorded at settlement date. Derivative instruments that have been designated as effective hedging instruments are further classified as either fair value or cash flow hedges (see “Hedging Activities”).
ii)    Embedded Derivatives
Derivatives embedded within a hybrid contract containing a financial asset host are not accounted for separately, rather the whole instrument is classified as FVTPL. Derivatives embedded in other hybrid contracts are recorded separately when the economic characteristics and risks of the embedded derivative are not clearly and closely related to those of the host contract and the host contract is not measured at FVTPL. The definition of an embedded derivative is the same as freestanding derivatives. Embedded derivatives are measured at fair value with gains and losses recognized in net earnings (loss).
iii)    Hedging Activities
At the inception of a derivative transaction, if the Company elects to use hedge accounting, formal designation and documentation is required. The documentation must include: identification of the hedged item or transaction, the hedging instrument, the nature of the risk being hedged, the Company’s risk management objective and strategy for undertaking the hedge and how the Company will assess the hedging instrument’s effectiveness in offsetting the exposure to changes in the hedged item.
A hedge is assessed at inception and at the end of each reporting period to ensure that it is highly effective in offsetting changes in fair values or cash flows of the hedged item. For a fair value hedge, the gain or loss from remeasuring the hedging instrument at fair value is recognized immediately in net earnings (loss) with the offsetting gain or loss on the hedged item. When fair value hedge accounting is discontinued, the carrying amount of the hedging instrument is deferred and amortized to net earnings (loss) over the remaining maturity of the hedged item.
For a cash flow hedge, the effective portion of the gain or loss is recorded in OCI. Any hedge or portion of a hedge that is ineffective is immediately recognized in net earnings (loss). Hedge accounting is discontinued on a prospective basis when the hedging relationship no longer qualifies for hedge accounting. Any gain or loss on the hedging instrument resulting from the discontinuation of a cash flow hedge is deferred in OCI until the forecasted transaction date. If the forecasted transaction date is no longer expected to occur, the gain or loss is recognized in net earnings (loss) in the period of discontinuation.
A net investment hedge of a foreign operation is accounted for similarly to a cash flow hedge. The Company may designate certain U.S. dollar denominated debt as a hedge of its net investment in foreign operations for which the U.S. dollar is the functional currency. The unrealized foreign exchange gains and losses arising from the translation of the debt are recorded in OCI, net of tax, and are limited to the translation gain or loss on the net investment.
o)    Comprehensive Income (Loss)
Comprehensive income (loss) consists of net earnings (loss) and OCI. OCI is comprised of the change in the fair value of the effective portion of the derivatives used as hedging items in a cash flow hedge or net investment hedge, the exchange gains and losses arising from the translation of foreign operations with a functional currency that is not Canadian dollars and the actuarial gains and losses on defined benefit pension plans. Amounts included in OCI are shown net of tax. Other reserves is an equity category comprised of the cumulative amounts of OCI, relating to foreign currency translation and hedging.
p)    Impairment of Financial Assets
A financial asset is assessed at the end of each reporting period to determine whether it is impaired, based on objective evidence indicating that one or more events have had a negative effect on the estimated future cash flows of that asset. Objective evidence used by the Company to assess impairment of financial assets includes quoted market prices for similar financial assets and historical collection rates.
An impairment loss with respect to a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the net present value of the estimated future cash flows discounted at the original effective interest rate, according to the expected credit loss model. Significant financial assets are tested for impairment on an individual basis. The remaining financial assets are assessed for lifetime expected credit losses collectively in groups that share similar credit risk characteristics. All impairment losses are recognized in net earnings (loss). An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized.
Given that the calculations for the net present value of estimated future cash flows related to derivative financial assets require the use of estimates and assumptions, including forecasts of commodity prices, marketing supply and demand, product margins and expected production volumes, it is possible that the assumptions may change, which may require a material adjustment to the carrying value of financial assets.
q)    Pensions and Other Post-employment Benefits
The Company maintains various defined contribution and defined benefit pension plans for its employees.
The cost of the pension benefits earned by employees in the defined contribution pension plans is expensed as incurred. The cost of the benefits earned by employees in the defined benefit pension plans is determined using the projected unit credit funding method. Actuarial gains and losses are recognized in retained earnings as incurred.
The defined benefit asset or liability is comprised of the fair value of plan assets from which the obligations are to be settled and the present value of the defined benefit obligation. Plan assets are measured at fair value based on the closing bid price when there is a quoted price in an active market. Plan assets are assets that are held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company’s creditors. The value of any defined benefit asset is restricted to the sum of any past service costs and the present value of refunds from and reductions in future contributions to the plan. Defined benefit obligations are estimated by discounting expected future payments using the year-end market rate of interest for high-quality corporate debt instruments with cash flows that match the timing and amount of expected benefit payments.
Post-retirement medical benefits are also provided to qualifying retirees. In some cases the benefits are provided through medical care plans to which the Company, the employees, the retirees and covered family members contribute. In some plans there is no funding of the benefits before retirement. These plans are recognized on the same basis as described above for the defined benefit pension plan.
The determination of the cost of the defined benefit pension plan and the other post-retirement benefit plans reflects a number of assumptions that affect the expected future benefit payments. The valuation of these plans is prepared by an independent actuary engaged by the Company. These assumptions include, but are not limited to, the estimate of expected plan investment performance, salary escalation, retirement age, attrition, future health care costs and mortality. The fair value of the plan assets is used for the purposes of calculating the expected return on plan assets.
The assumptions for each pension plan are reviewed each year and are adjusted where necessary to reflect changes in fund experience and actuarial recommendations. Mortality rates are based on the latest available standard mortality tables for the individual countries concerned. The rate of return on pension plan assets is based on a projection of real long-term bond yields and an equity risk premium, which are combined with local inflation assumptions and applied to the actual asset mix of each plan. The amount of the expected return on plan assets is calculated using the expected rate of return for the year and the fair value of assets at the beginning of the year. Future salary increases are based on expected future inflation rates for the individual countries.
r)    Income Taxes
Current income tax is recognized in net earnings (loss) in the period unless it relates to items recognized directly to equity, including OCI, in which case the deferred income tax is also recorded in equity. Management periodically evaluates positions taken in the Company’s tax returns with respect to situations in which applicable tax regulations are subject to interpretation and reassessment and establishes provisions where appropriate.
Deferred tax is measured using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax assets and liabilities are recognized at expected tax rates in effect in the year when the asset is expected to be realized or the liability settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date. Deferred income tax balances are adjusted to reflect changes in income tax rates that are substantively enacted with the adjustment being recognized in net earnings (loss) in the period that the change occurs unless it relates to items recognized directly to equity, including OCI, in which case the deferred income tax is also recorded in equity. Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.
The determination of the Company’s income and other tax liabilities requires interpretation of complex laws and regulations often involving multiple jurisdictions. Estimates that require significant judgments are also made with respect to the timing of temporary difference reversals, the realizability of tax assets and in circumstances where the transaction and calculations for which the ultimate tax determination are uncertain. All tax filings are subject to audit and potential reassessment after the lapse of considerable time. Accordingly, the actual income tax liability may differ significantly from that estimated and recorded by management.
s)    Asset Exchange Transactions
Asset exchange transactions are measured at cost if the transaction lacks commercial substance or the fair value of neither the asset received nor the asset given up is reliably measurable. Otherwise, asset exchange transactions are measured at the fair value of the asset given up, unless the fair value of the asset received is more clearly evident. If the acquired item is not measured at fair value, its cost is measured at the carrying amount of the asset given up. Gains and losses are recorded in other – net in the consolidated statements of income in the period they occur.
t)    Revenue Recognition
Revenue is recognized when the performance obligations are satisfied and revenue can be reliably measured. Revenue is measured at the consideration specified in the contract and represents amounts receivable for goods or services provided in the normal course of business, net of discounts, customs duties and sales taxes. The Company has no obligations for returns, refunds, warranties or similar obligations.
i)    Nature of Goods or Services
The following is a description of the principal activities, by operating segment, from which the Company generates revenue.
a)    Upstream
The Upstream segment includes Exploration and Production, and Infrastructure and Marketing.
i)    Exploration and Production
Exploration and Production principally generates revenue from the sale of crude oil, bitumen, natural gas, and NGLs, as well as crude oil and natural gas processing services. Performance obligations associated with sales of these products are satisfied at the point in time when the products are delivered to and title passes to the customer. Performance obligations associated with the sale of processing services are satisfied at the point in time when the services are provided. Royalties are recognized as a reduction to gross revenues. Sales, services and royalties are billed and paid on a monthly basis.
Under take-or-pay contracts, the Company makes a long-term supply commitment in return for a commitment from the buyer to pay for minimum quantities, whether or not the customer takes delivery. If a buyer has a right to get a “make-up” delivery at a later date the performance obligation is not satisfied and revenue is deferred and recognized only when the product is delivered or the make-up product can no longer be taken. Determining when the make-up product can no longer be taken, or how much can no longer be taken, requires estimates of future deliveries. Changes in these estimates may result in a material difference in deferred revenue recognized. If no such option exists within the contractual terms, performance obligation is satisfied, and revenue is recognized when the take-or-pay penalty is triggered.
Physical exchanges of inventory are recognized as non-monetary exchanges and are reported on a net basis for swaps of similar items, as are sales and purchases made with a common counterparty as part of an arrangement similar to a physical exchange.
ii)    Infrastructure and Marketing
Infrastructure and Marketing principally generates revenue from marketing the Company’s and other producers’ crude oil, natural gas, NGL, sulphur and petroleum coke, pipeline transportation, the blending of crude oil and natural gas, and storage of crude oil, diluent and natural gas. Performance obligations associated with sales of these products are satisfied at the point in time when the products are delivered to and title passes to the customer. Performance obligations associated with transportation, blending and storage are satisfied at the point in time when the services are provided. Sales, services and royalties are billed and paid on a monthly basis. Infrastructure and Marketing also includes revenue from construction services provided to Husky Midstream Limited Partnership (“HMLP”), of which the Company owns 35%. The Company acts as the general contractor for HMLP projects for fixed price and cost plus contracts. Revenue from fixed price contracts is recognized as performance obligations are met. Revenue from cost plus contracts are recognized as services are performed. Construction services are billed and paid on a monthly basis, or on completion of the project.
b)    Downstream
The Downstream segment includes Upgrading, Canadian Refined Products, and U.S. Refining and Marketing.
i)    Upgrading
Upgrading principally generates revenue from the sale of synthetic crude oil and diesel in Canada, upgraded from heavy oil feedstock. Performance obligations associated with sales of these products are satisfied at the point in time when the products are delivered to and title passes to the customer. Sales are billed and paid on a monthly basis.
ii)    Canadian Refined Products
Canadian Refined Products principally generates revenue from refining of crude oil and marketing of refined petroleum products, including gasoline, diesel, ethanol blended fuels, asphalt and ancillary products, and production of ethanol. Canadian Refined Products also includes, the Company’s retail gasoline and diesel distribution and sales network. Performance obligations associated with sales of these products are satisfied at the point in time when the products are delivered to and title passes to the customer. Performance obligations associated with marketing services are satisfied when the services are performed. Sales for retail gasoline, diesel and ancillary products are billed and paid upon delivery. All other sales and services are billed and paid on a weekly or monthly basis.
iii)    U.S. Refining and Marketing
U.S. Refining and Marketing primarily generates revenue from refining crude oil to produce and market gasoline, jet fuel and diesel fuels. Performance obligations associated with sale of these products are satisfied at the point in time when the products are delivered to and title passes to the customer. All sales are billed and paid on a weekly or monthly basis.
Performance obligations associated with the sale of crude oil, natural gas, natural gas liquids, synthetic crude oil, purchased commodities and refined petroleum products are satisfied at the point in time when the products are delivered to and title passes to the customer. Performance obligations associated with the sale of transportation, processing and natural gas storage services are satisfied at the point in time when the services are provided. All amounts are due upon delivery of goods or when services are provided.
c)    Corporate and Eliminations
Corporate and Eliminations primarily generates revenue from finance income. Finance income is recognized as the interest accrues using the effective interest rate, which is the rate that discounts estimated future cash receipts through the expected life of the financial instrument to the net carrying amount of the financial asset. Corporate and Eliminations also includes the elimination of sales of crude oil, bitumen, natural gas and NGLs between segments.
u)    Foreign Currency
Functional currency is the currency of the primary economic environment in which the Company and its subsidiaries operate and is normally the currency in which the entity primarily generates and expends cash. The financial statements of Husky’s subsidiaries are translated into Canadian dollars, which is the presentation and functional currency of the Company. The assets and liabilities of subsidiaries whose functional currencies are other than Canadian dollars are translated into Canadian dollars at the foreign exchange rate at the balance sheet date, while revenues and expenses of such subsidiaries are translated using average monthly foreign exchange rates, which approximate the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation are included in OCI.
The Company’s transactions in foreign currencies are translated to the appropriate functional currency at the foreign exchange rate on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the foreign exchange rate at the balance sheet date and differences arising on translation are recognized in net earnings (loss). Non-monetary assets that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the dates of the transactions.
v)    Share-based Payments
In accordance with the Company’s stock option plan, stock options to acquire common shares may be granted to officers and certain other employees. The Company records compensation expense over the vesting period based on the fair value of options granted. Compensation expense is recorded in net earnings (loss) as part of selling, general and administrative expenses.
The Company’s stock option plan is a tandem plan that provides the stock option holder with the right to exercise the stock option or surrender the option for a cash payment. A liability for the stock options is accrued over their vesting period and measured at fair value using the Black-Scholes option pricing model. The liability is revalued each reporting period until it is settled to reflect changes in the fair value of the options. The net change is recognized in net earnings (loss). When stock options are surrendered for cash, the cash settlement paid reduces the outstanding liability. When stock options are exercised for common shares, consideration paid by the stock option holders and the previously recognized liability associated with the stock options are recorded as share capital.
The Company’s Performance Share Unit Plan provides a time-vested award to certain officers and employees of the Company. Performance Share Units (“PSU”) entitle participants to receive cash based on the Company’s share price at the time of vesting. The amount of cash payment is contingent on the Company’s total shareholder return relative to a peer group of companies and achieving a return on capital in use (“ROCIU”) target. ROCIU equals net earnings (loss) plus after tax interest expense divided by the two-year average capital employed, less any capital invested in assets that are not in use. Net earnings (loss) is adjusted for the difference between actual realized and budgeted commodity prices and foreign exchange rates and other actual and budgeted exceptional items. A liability for expected cash payments is accrued over the vesting period of the PSUs and is revalued at each reporting date based on the market price of the Company’s common shares and the expected vesting percentage. Upon vesting, a cash payment is made to the participants and the outstanding liability is reduced by the payment amount.
w)    Earnings (loss) per share
The number of basic common shares outstanding is the weighted average number of common shares outstanding for each period. Shares issued during the period are included in the weighted average number of shares from the date consideration is received. The calculation of basic earnings (loss) per common share is based on net earnings (loss) attributable to common shareholders divided by the weighted average number of common shares outstanding.
The number of diluted common shares outstanding is calculated using the treasury stock method, which assumes that any proceeds received from in-the-money stock options would be used to buy back common shares at the average market price for the period. The calculation of diluted earnings (loss) per share is based on net earnings (loss) attributable to common shareholders divided by the weighted average number of common shares outstanding adjusted for the effects of all potential dilutive common share issuances, which are comprised of common shares issuable upon exercise of stock options granted to employees. Stock options granted to employees provide the holder with the ability to settle in cash or equity. For the purposes of the diluted earnings (loss) per share calculation, the Company must adjust the numerator for the more dilutive effect of cash-settlement versus equity-settlement despite how the stock options are accounted for in net earnings (loss).  As a result, net earnings (loss) reported based on accounting of cash-settled stock options may be adjusted for the results of equity-settlements for the purposes of determining the numerator for the diluted earnings (loss) per share calculation.
x)    Government Grants
Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. If a grant is received but reasonable assurance and compliance with conditions is not achieved, the grant is recognized as a deferred liability until such conditions are fulfilled. When the grant relates to an expense item, it is recognized as income in the period in which the costs are incurred. Where the grant relates to an asset, it is recognized as a reduction to the net book value of the related asset and recognized in net earnings (loss) in equal amounts over the expected useful life of the related asset through lower depletion, depreciation and amortization.
y)    Related Party Judgments and Estimates
The Company entered into transactions and agreements in the normal course of business with certain related parties, joint arrangements and associates. Proceeds for disposition of assets to related parties are recognized at fair value, based on discounted cash flow forecast from those assets. Independent opinions of the fair value may be obtained. Changes in the assumptions used to determine these fair values may result in a material difference in the proceeds and any gain or loss on disposition.
z)    Leases
Contractual arrangements, which signify a right to control the use of an identified asset for a period of time are considered leases. Each contractual arrangement is assessed to determine if the Company obtains substantially all the economic benefit from use of the identified asset. Leases for which the Company is a lessee are capitalized at the earlier of commencement of the lease term or when the asset becomes available for use, at the present value of the lease payments applying the implicit interest rate, if readily determined, or the Company’s incremental borrowing rate. Adjustments to the lease asset are made if the contractual arrangement includes costs to dismantle the asset or any incentives received. Generally, lease components are considered in the present value calculation, with non-lease components expensed as incurred. Leased assets are depreciated over the shorter of the estimated useful life of the asset or the lease term. The lease liability is remeasured when there is a change in future lease payments arising from a change in rate, if there is a change to the Company’s expected residual value guarantee payable, or if there are changes in the assessment for exercising a purchase, termination or extension option. If this occurs, a corresponding adjustment to the carrying value of the right-of-use asset is completed. If the carrying amount of the right-of-use asset has already been reduced to zero, the adjustment is recognized in profit or loss. The Company applies the recognition exemption for short-term leases 12 months or less in length, and leases for which the underlying asset is of low value. The expenses for these leases are recognized systematically over the lease term in either production, operating and transportation expense, purchases of crude oil and products or selling, general and administrative expenses.
i)    Nature of Leasing Activities
Oil and Gas Properties
The Company leases offshore vessels and associated equipment for use in developing reserves on oil and gas properties. These leases vary in length and, in certain cases, expenses incurred are allocated to the carrying value of other assets in property, plant and equipment. Additionally, the Company leases land, buildings and equipment for sustainment of the Company’s upstream oil and gas operations.
Processing Transportation and Storage
The Company leases tanks with dedicated storage capacity at terminals or facilities while transporting various oil and gas products. The Company also records leases for any pipelines where the Company has a right to substantially all the economic benefits. The terms of these leases vary depending on capacity constraints by third parties and negotiations of take-or-pay arrangements. The Company also employs rail transportation, where the Company leases dedicated rail cars.
Upgrading
The Company does not have any significant leasing arrangements in the upgrading asset class.
Refining
The Company leases supply facilities and pipelines for products used in the refining process when the Company has the right to substantially all the capacity of the asset. The Company also uses rail transportation, where it enters into arrangements for dedicated rail cars.
Retail and Other
The Company leases land and buildings for its office space and retail marketing locations. The leases of office space and marketing locations typically run for approximately 10-20 years with the option to renew for additional periods. When extension options are reasonably certain to be exercised, they are included in the non-cancellable lease term at lease commencement. If there is a significant change in circumstances, extension options are reassessed. Terms and conditions are often renegotiated upon renewals to allow for operational flexibility. The Company leases dedicated tanks or facilities for storage of refined products.
aa)    Recent Accounting Standards
The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.
ab)    Change in Accounting Policy
i)    Leases
In January 2016, the IASB issued IFRS 16 Leases (“IFRS 16”), which replaces the existing IFRS guidance on leases: IAS 17 Leases (“IAS 17”). Under IAS 17, lessees were required to determine if the lease is a finance or operating lease, based on specified criteria of whether the lease transferred significantly all the risks and rewards associated with ownership of the underlying asset. Finance leases were recognized on the balance sheet while operating leases were recognized in the Consolidated Statements of Income (Loss) when the expense was incurred. Under IFRS 16, lessees must recognize a lease liability and a right-of-use asset for most lease contracts. The recognition of the present value of the lease payments for certain contracts previously classified as operating leases resulted in increases to assets, liabilities, depletion, depreciation and amortization and finance expense, and a decrease to production, operating and transportation expense, purchases of crude oil and products and selling, general and administrative expenses.
The Company adopted IFRS 16 on January 1, 2019 using the modified retrospective approach. The modified retrospective approach does not require restatement of prior period financial information as it recognizes the cumulative effect as an adjustment to opening retained earnings and applies the standard prospectively. Accordingly, comparative information in the Company’s financial statements are not restated.
On adoption, lease liabilities were measured at the present value of the remaining lease payments discounted using the Company’s incremental borrowing rate on January 1, 2019. Right-of-use assets were measured at an amount equal to the lease liability. For leases previously classified as operating leases, the Company applied the exemption not to recognize right-of-use assets and liabilities for leases with a lease term of less than 12 months, excluded initial direct costs from measuring the right-of-use asset at the date of initial application and applied a single discount rate to a portfolio of leases with similar characteristics. For leases that were previously classified as finance leases under IAS 17, the carrying amount of the lease asset and lease liability remain unchanged upon transition and were determined at the carrying amount immediately before adoption date. Additionally, instead of an impairment review, the Company adjusted the right-of-use assets by the amount of IAS 37 onerous contract provision immediately before the date of initial application.
No adjustments were required upon transition to IFRS 16 for leases where the Company is a lessor. Under IFRS 16, the Company is required to assess the classification of a sub-lease with reference to the right-of-use asset, not the underlying asset. On transition, the Company reassessed the classification of any sub-lease contracts previously assessed under IAS 17. No changes to sublease classification or associated accounting treatment was required.
Financial Statement Impact
The recognition of the present value of lease payments resulted in an additional $1.3 billion of right-of-use assets and associated lease liabilities. The Company has recognized lease liabilities in relation to lease arrangements previously disclosed as operating lease commitments under IAS 17 that meet the criteria of a lease under IFRS 16. Upon recognition in the consolidated statement of financial position, the Company’s weighted average incremental borrowing rate used in measuring lease liabilities was 3.58%.